Revenue - Summary of individual customer contributing total revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	¥ 10,085,649	¥ 9,071,659	¥ 8,978,986
Individual customer contributing over 10% of total revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		¥ 941,541